ADAMS NATURAL RESOURCES FUND, INC.
Schedule of Investments

September 30, 2019
(unaudited)
	Shares	Value (a)
Common Stocks — 99.6%
Energy — 77.5%
Equipment & Services — 6.3%
Baker Hughes, a GE company Class A	133,100	$3,087,920
Halliburton Company	277,870	5,237,850
Helmerich & Payne, Inc.	33,600	1,346,352
National Oilwell Varco, Inc.	109,000	2,310,800
Schlumberger Limited	430,600	14,713,602
TechnipFMC plc	339,600	8,197,944
		34,894,468
Exploration & Production — 19.9%
Apache Corporation	107,300	2,746,880
Cabot Oil & Gas Corporation	113,400	1,992,438
Cheniere Energy, Inc. (b)	90,500	5,706,930
Cimarex Energy Company	26,900	1,289,586
Concho Resources Inc.	54,440	3,696,476
ConocoPhillips	442,800	25,230,744
Continental Resources, Inc.	92,900	2,860,391
Devon Energy Corporation	120,000	2,887,200
Diamondback Energy, Inc.	102,100	9,179,811
EOG Resources, Inc.	250,200	18,569,844
Hess Corporation	71,100	4,300,128
Marathon Oil Corporation	234,400	2,876,088
Noble Energy, Inc.	139,700	3,137,662
Occidental Petroleum Corporation	307,951	13,694,581
Parsley Energy, Inc. Class A	155,600	2,614,080
Pioneer Natural Resources Company	72,200	9,080,594
Whiting Petroleum Corporation (b)	50,675	406,920
		110,270,353
Integrated Oil & Gas — 35.6%
BP plc Sponsored ADR	101,200	3,844,588
Chevron Corporation	724,200	85,890,120
Exxon Mobil Corporation	1,472,030	103,940,038
Total S.A. Sponsored ADR	79,500	4,134,000
		197,808,746
Refining & Marketing — 8.3%
HollyFrontier Corporation	50,300	2,698,092
Marathon Petroleum Corporation	190,385	11,565,889
Phillips 66	138,175	14,149,120
Valero Energy Corporation	206,400	17,593,536
		46,006,637

Schedule of Investments (continued)

September 30, 2019
(unaudited)
	Shares	Value (a)
Storage & Transportation — 7.4%
Kinder Morgan, Inc.	960,200	$19,789,722
ONEOK, Inc.	174,700	12,873,643
Williams Companies, Inc.	338,800	8,151,528
		40,814,893
Materials — 22.1%
Chemicals — 13.5%
Air Products and Chemicals, Inc.	59,600	13,222,856
Albemarle Corporation	15,100	1,049,752
Celanese Corporation	46,400	5,674,256
CF Industries Holdings, Inc.	72,200	3,552,240
Corteva Inc	76,945	2,154,460
Dow, Inc.	84,945	4,047,629
DuPont de Nemours, Inc.	130,745	9,323,426
Eastman Chemical Company	16,300	1,203,429
Ecolab Inc.	28,300	5,604,532
FMC Corporation	16,300	1,429,184
International Flavors & Fragrances Inc.	10,400	1,275,976
Linde plc	79,100	15,323,252
LyondellBasell Industries N.V.	79,600	7,121,812
Mosaic Company	38,701	793,371
PPG Industries, Inc.	28,000	3,318,280
		75,094,455
Construction Materials — 4.2%
Martin Marietta Materials, Inc.	7,000	1,918,700
Sherwin-Williams Company	23,100	12,701,997
Vulcan Materials Company	57,400	8,681,176
		23,301,873
Containers & Packaging — 2.8%
Amcor plc	180,700	1,761,825
Avery Dennison Corporation	12,800	1,453,696
Ball Corporation	101,100	7,361,091
International Paper Company	49,900	2,086,818
Packaging Corporation of America	11,700	1,241,370
Sealed Air Corporation	16,400	680,764
WestRock Company	30,600	1,115,370
		15,700,934
Metals & Mining — 1.6%
Freeport-McMoRan, Inc.	177,100	1,694,847
Newmont Goldcorp Corporation	89,700	3,401,424
Nucor Corporation	73,000	3,716,430
		8,812,701
Total Common Stocks
(Cost $512,637,301)		552,705,060

Schedule of Investments (continued)

September 30, 2019
(unaudited)
	Shares	Value (a)
Short-Term Investments — 0.5%
Money Market Funds — 0.5%
Fidelity Investments Money Market Funds - Prime Money Market Portfolio (Institutional Class), 1.99% (c)	1,899,080	$1,899,650
Northern Institutional Treasury Portfolio, 1.93% (c)	884,547	884,547
Total Short-Term Investments
(Cost $2,784,247)		2,784,197
Total — 100.1%
(Cost $515,421,548)		555,489,257
Other Assets Less Liabilities — (0.1)%		(601,780)
Net Assets — 100.0%		$554,887,477

Schedule of Investments (continued)

September 30, 2019
(unaudited)
Total Return Swap Agreements — 0.0%
Description					Value and Unrealized Appreciation (Assets)	Value and Unrealized Depreciation (Liabilities)
Terms	Contract Type	Underlying Security	Termination Date	Notional Amount
Receive total return on underlying security and pay financing amount based on notional amount and daily U.S. Federal Funds rate plus 0.55%.	Long	Cabot Oil & Gas Corporation (159,400 shares)	10/29/2020	$2,798,267	$13,938	$—
Pay total return on underlying security and receive financing amount based on notional amount and daily U.S. Federal Funds rate less 0.45%.	Short	Energy Select Sector SPDR Fund (46,800 shares)	10/29/2020	(2,784,389)	2,203	—

Gross unrealized gain (loss) on open total return swap agreements					$16,141	$—
Net unrealized gain on open total return swap agreements (d)					$16,141
(a)
Common stocks are listed on the New York Stock Exchange or NASDAQ and are valued at the last reported sale price on the day of valuation.

(b)
Presently non-dividend paying.

(c)
Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

(d)
Counterparty for all open total return swap agreements is Morgan Stanley.

Information regarding transactions in equity securities during the quarter can be found on our website at: www.adamsfunds.com.